Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Mar. 28, 2024	Oct. 31, 2024	Oct. 31, 2023
Financial instruments purchased or originated credit-impaired [member]
Disclosure of credit risk exposure [line items]
Purchased Credit Impaired Loan	$ 135
Financial instruments purchased or originated credit-impaired [member] | HSBC Canada [Member]
Disclosure of credit risk exposure [line items]
Purchased Credit Impaired Loan			$ 109
Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of credit impaired loans collateralized fully or partially		88.00%	88.00%